Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	May 22, 2018	Apr. 03, 2014	May 31, 2018	Nov. 30, 2017	Nov. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Judgement assessed paid	$ 30,000	$ 30,000
Judgement interest paid, percentage per year		10.00%
Judgment payable	42,403			$ 40,981	$ 37,981
Accrued interest	$ 15,000